Schedule of Investments (unaudited)	iShares® iBonds® Dec 2022 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.3%
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/29/22)(a)	$4,977	$4,962,716

Agriculture — 2.2%
Altria Group Inc., 2.85%, 08/09/22	12,735	12,734,108
BAT Capital Corp., 2.76%, 08/15/22 (Call 08/09/22)(a)	3,539	3,538,363
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)(a)	4,460	4,458,930
Philip Morris International Inc.
2.38%, 08/17/22	3,727	3,726,292
2.50%, 08/22/22	3,277	3,275,067
2.50%, 11/02/22 (Call 10/02/22)(a)	4,414	4,407,202
		32,139,962
Airlines — 0.2%
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)(a)	2,913	2,905,892

Auto Manufacturers — 3.2%
American Honda Finance Corp.
0.40%, 10/21/22(a)	2,345	2,331,563
2.60%, 11/16/22(a)	2,656	2,656,266
PACCAR Financial Corp.
2.00%, 09/26/22(a)	1,355	1,352,737
2.30%, 08/10/22	883	882,912
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	35,640	35,443,980
2.15%, 09/08/22(a)	4,065	4,062,764
		46,730,222
Banks — 24.4%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22(a)	11,326	11,292,022
2.63%, 11/09/22(a)	10,613	10,601,856
Bank of Montreal
2.05%, 11/01/22	11,006	10,979,806
2.35%, 09/11/22(a)	9,862	9,859,633
2.55%, 11/06/22 (Call 10/06/22)(a)	5,489	5,486,146
Bank of New York Mellon Corp. (The), 1.95%, 08/23/22(a)	4,704	4,702,871
Bank of Nova Scotia (The)
2.00%, 11/15/22(a)	16,483	16,444,759
2.45%, 09/19/22(a)	5,538	5,536,449
Capital One N.A., 2.15%, 09/06/22 (Call 08/08/22)(a)	2,365	2,364,622
Citigroup Inc., 2.70%, 10/27/22 (Call 09/27/22)(a)	37,258	37,255,392
Cooperatieve Rabobank U.A., 3.95%, 11/09/22(a)	11,191	11,207,898
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	36,309	36,325,702
Deutsche Bank AG/New York NY, 3.30%, 11/16/22	6,608	6,604,630
JPMorgan Chase & Co., 3.25%, 09/23/22(a)	17,544	17,559,088
KeyBank N.A./Cleveland OH, 2.30%, 09/14/22(a)	4,882	4,879,412
Lloyds Bank PLC, 2.25%, 08/14/22(a)	2,546	2,545,440
M&T Bank Corp., 3.65%, 12/06/22 (Call 09/06/22)(a)	19,216	19,226,761
Mizuho Financial Group Inc., 2.60%, 09/11/22(a)	6,957	6,955,748
Morgan Stanley, 4.88%, 11/01/22	13,233	13,293,078
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	22,490	22,402,064
National Australia Bank Ltd./New York, 1.88%, 12/13/22(a)	3,854	3,835,771
Natwest Group PLC, 6.13%, 12/15/22	11,215	11,299,785
Northern Trust Corp., 2.38%, 08/02/22(a)	2,314	2,314,000
PNC Bank N.A., 2.70%, 11/01/22 (Call 10/01/22)	4,424	4,421,611
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(a)(b)	4,766	4,764,618
Sumitomo Mitsui Financial Group Inc., 2.78%, 10/18/22(a)	51,254	51,242,211
Security	Par (000)	Value

Banks (continued)
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)(a)	$8,749	$8,743,576
Toronto-Dominion Bank (The), 1.90%, 12/01/22(a)	17,278	17,222,538
		359,367,487
Beverages — 0.0%
Diageo Investment Corp., 8.00%, 09/15/22(a)	763	767,456

Chemicals — 2.7%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	2,888	2,889,386
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)(a)	25,688	25,700,587
Nutrien Ltd., 3.15%, 10/01/22 (Call 08/29/22)(a)	7,942	7,944,859
RPM International Inc., 3.45%, 11/15/22 (Call 08/29/22)(a)	2,692	2,689,174
		39,224,006
Commercial Services — 0.7%
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)(a)	6,975	6,973,326
Verisk Analytics Inc., 4.13%, 09/12/22(a)	2,737	2,734,975
		9,708,301
Computers — 3.0%
Apple Inc.
1.70%, 09/11/22(a)	5,595	5,589,293
2.10%, 09/12/22 (Call 08/15/22)(a)	7,589	7,579,969
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)(a)	10,530	10,534,738
HP Inc., 4.05%, 09/15/22(a)	4,365	4,369,016
International Business Machines Corp.
1.88%, 08/01/22	4,210	4,210,000
2.88%, 11/09/22	11,405	11,392,797
		43,675,813
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co., 2.25%, 11/15/22(a)	1,653	1,649,331
Procter & Gamble Co. (The), 2.15%, 08/11/22	20,013	20,010,398
		21,659,729
Diversified Financial Services — 8.1%
American Express Co., 2.65%, 12/02/22(a)	13,211	13,203,734
Discover Financial Services, 3.85%, 11/21/22(a)	8,512	8,523,917
Franklin Resources Inc., 2.80%, 09/15/22	1,085	1,083,655
International Lease Finance Corp., 5.88%, 08/15/22(a)	4,160	4,162,205
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	39,695	39,679,519
2.80%, 12/14/22 (Call 10/14/22)(a)	52,460	52,469,967
		119,122,997
Electric — 7.1%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 08/29/22)(a)	1,841	1,838,496
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)(a)	13,599	13,551,947
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22	2,797	2,797,000
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 08/19/22)(a)	2,643	2,637,925
DTE Energy Co.
2.25%, 11/01/22(a)	26,054	25,979,225
Series H, 0.55%, 11/01/22(a)	17,821	17,735,459
Duke Energy Corp., 2.40%, 08/15/22 (Call 08/09/22)	2,918	2,916,366
Edison International
2.40%, 09/15/22 (Call 08/29/22)	3,225	3,217,324
3.13%, 11/15/22 (Call 10/15/22)(a)	1,970	1,966,750
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)(a)	4,638	4,621,118
National Rural Utilities Cooperative Finance Corp., 2.30%, 09/15/22 (Call 08/29/22)(a)	3,645	3,636,544
Niagara Mohawk Power Corp., 2.72%, 11/28/22(c)	14,900	14,846,956

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co., 2.38%, 10/15/22 (Call 08/29/22)(a)	$2,090	$2,087,367
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/22(a)	1,802	1,806,343
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)(a)	4,176	4,164,265
Virginia Electric & Power Co., 3.45%, 09/01/22 (Call 08/19/22)(a)	1,372	1,370,834
		105,173,919
Electronics — 0.8%
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/09/22)(a)	8,689	8,677,704
2.15%, 08/08/22(a)	3,300	3,299,604
		11,977,308
Food — 0.7%
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)(a)	2,388	2,387,833
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 08/02/22)	8,581	8,581,000
		10,968,833
Health Care - Products — 1.3%
DH Europe Finance II Sarl, 2.05%, 11/15/22	19,794	19,723,731

Health Care - Services — 5.1%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	34,017	34,007,475
CommonSpirit Health, 2.95%, 11/01/22(a)	6,177	6,186,636
Dignity Health, 3.13%, 11/01/22(a)	230	229,423
Elevance Health Inc., 2.95%, 12/01/22 (Call 11/01/22)	13,746	13,731,979
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)(a)	13,319	13,294,360
3.15%, 12/01/22 (Call 09/01/22)(a)	3,898	3,897,064
UnitedHealth Group Inc., 2.38%, 10/15/22(a)	4,020	4,017,588
		75,364,525
Home Builders — 0.2%
DR Horton Inc., 4.38%, 09/15/22 (Call 08/29/22)	1,992	1,989,769
Lennar Corp., 4.75%, 11/15/22 (Call 08/30/22)	1,723	1,724,533
		3,714,302
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.40%, 08/15/22(a)	1,111	1,110,922

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 2.88%, 10/01/22(a)	2,972	2,968,701

Insurance — 1.6%
Aon Corp., 2.20%, 11/15/22(a)	7,407	7,388,112
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)	3,494	3,492,393
Fidelity National Financial Inc., 5.50%, 09/01/22(a)	2,314	2,313,144
Globe Life Inc., 3.80%, 09/15/22(a)	380	379,650
Jackson National Life Global Funding, 2.38%, 09/15/22(c)	6,500	6,500,390
Principal Financial Group Inc., 3.30%, 09/15/22(a)	2,067	2,067,992
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	1,376	1,376,014
		23,517,695
Internet — 1.4%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)	13,385	13,382,055
Baidu Inc., 3.50%, 11/28/22(a)	6,762	6,767,545
		20,149,600
Iron & Steel — 0.3%
Nucor Corp., 4.13%, 09/15/22 (Call 08/15/22)(a)	3,910	3,907,263

Machinery — 1.3%
Caterpillar Financial Services Corp.
1.90%, 09/06/22(a)	5,791	5,787,062
1.95%, 11/18/22(a)	6,317	6,299,249
Security	Par (000)	Value

Machinery (continued)
2.55%, 11/29/22(a)	$4,428	$4,430,657
John Deere Capital Corp., 2.15%, 09/08/22(a)	2,358	2,356,019
		18,872,987
Manufacturing — 2.3%
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/29/22)(a)	17,621	17,589,987
Eaton Corp., 2.75%, 11/02/22(a)	12,351	12,333,709
General Electric Co.
2.70%, 10/09/22	1,753	1,751,527
3.15%, 09/07/22(a)	495	495,144
Parker-Hannifin Corp., 3.50%, 09/15/22	2,221	2,222,066
		34,392,433
Media — 1.2%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	5,614	5,714,715
TWDC Enterprises 18 Corp., 2.35%, 12/01/22(a)	4,325	4,314,793
Walt Disney Co. (The)
1.65%, 09/01/22(a)	2,360	2,357,805
3.00%, 09/15/22(a)	5,851	5,852,229
		18,239,542
Mining — 0.1%
Southern Copper Corp., 3.50%, 11/08/22(a)	1,154	1,156,216

Oil & Gas — 3.7%
BP Capital Markets PLC, 2.50%, 11/06/22(a)	8,532	8,519,287
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)(a)	38,501	38,464,424
Chevron USA Inc., 0.33%, 08/12/22	1,592	1,590,934
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)(a)	1,760	1,754,403
Exxon Mobil Corp., 1.90%, 08/16/22	3,939	3,937,306
		54,266,354
Pharmaceuticals — 14.3%
AbbVie Inc.
2.30%, 11/21/22	104,332	104,137,943
2.90%, 11/06/22(a)	32,483	32,450,842
3.20%, 11/06/22 (Call 09/06/22)(a)	10,926	10,921,083
Bristol-Myers Squibb Co.
2.00%, 08/01/22	1,778	1,778,000
3.25%, 08/15/22	4,360	4,360,174
3.55%, 08/15/22(a)	2,592	2,592,829
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)(a)	18,308	18,296,649
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	18,325	18,292,382
4.75%, 12/01/22 (Call 09/01/22)(a)	2,907	2,910,663
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)(a)	2,726	2,718,449
Merck & Co. Inc., 2.40%, 09/15/22 (Call 08/29/22)(a)	6,891	6,888,450
Novartis Capital Corp., 2.40%, 09/21/22(a)	6,108	6,106,595
		211,454,059
Pipelines — 2.0%
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 08/20/22)(a)	14,179	14,178,433
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)(a)	12,448	12,439,784
TransCanada PipeLines Ltd., 2.50%, 08/01/22	3,634	3,634,000
		30,252,217
Real Estate Investment Trusts — 0.7%
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	2,995	2,991,017
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	3,014	3,014,151
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)(a)	3,595	3,586,300

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	$1,014	$1,015,338
		10,606,806
Retail — 1.4%
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 08/29/22)(a)	1,727	1,726,983
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)(a)	18,755	18,728,743
		20,455,726
Semiconductors — 0.7%
Advanced Micro Devices Inc., 7.50%, 08/15/22	520	520,634
Intel Corp., 2.70%, 12/15/22(a)	9,350	9,337,565
		9,858,199
Software — 3.1%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	5,025	5,027,462
Microsoft Corp.
2.13%, 11/15/22(a)	4,065	4,054,553
2.65%, 11/03/22 (Call 09/03/22)(a)	5,247	5,246,475
Oracle Corp., 2.50%, 10/15/22(a)	20,964	20,932,764
Roper Technologies Inc.
0.45%, 08/15/22(a)	7,718	7,709,202
3.13%, 11/15/22 (Call 08/15/22)	2,836	2,835,518
		45,805,974
Telecommunications — 0.5%
Vodafone Group PLC, 2.50%, 09/26/22(a)	8,120	8,112,936

Transportation — 1.7%
JB Hunt Transport Services Inc., 3.30%, 08/15/22(a)	14,358	14,351,108
Ryder System Inc., 2.50%, 09/01/22 (Call 08/29/22)(a)	1,506	1,504,117
United Parcel Service Inc., 2.45%, 10/01/22(a)	9,654	9,645,891
		25,501,116
Total Long-Term Investments — 98.1%
(Cost: $1,451,005,856)		1,447,815,945
Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(d)(e)(f)	130,014	$130,001,378
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(d)(e)	6,280	6,280,000

Total Short-Term Securities — 9.3%
(Cost: $136,265,136)		136,281,378

Total Investments in Securities — 107.4%
(Cost: $1,587,270,992)		1,584,097,323

Liabilities in Excess of Other Assets — (7.4)%		(108,501,341)

Net Assets — 100.0%		$1,475,595,982

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$131,115,315	$—	$(1,049,403	)(a)	$(51,821)	$(12,713)	$130,001,378	130,014	$207,812	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,436,000	—	(35,156,000	)(a)	—	—	6,280,000	6,280	247,439		—
					$(51,821)	$(12,713)	$136,281,378		$455,251		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,447,815,945	$—	$1,447,815,945
Money Market Funds	136,281,378	—	—	136,281,378
	$136,281,378	$1,447,815,945	$—	$1,584,097,323

4